Summary of significant accounting policies (Policies)	12 Months Ended
Sep. 30, 2022
Summary of significant accounting policies
Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently applied. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included.

The consolidated financial statements of the Company include the financial statements of the Company, its subsidiaries, the VIEs and the subsidiaries of the VIEs. All inter-company transactions and balances between the Company, its subsidiaries, the VIEs and the subsidiaries of the VIEs have been eliminated upon consolidation. Results of subsidiaries, businesses acquired from third parties and the VIEs are consolidated from the date on which control is transferred to the Company.

Consolidation of Variable Interest Entities

In accordance with accounting standards regarding consolidation of variable interest entities (“VIEs”), VIEs are generally entities that lack sufficient equity to finance their activities without additional financial support from other parties or whose equity holders lack adequate decision-making ability. All VIEs with which the Company is involved must be evaluated to determine the primary beneficiary of the risks and rewards of the VIE. The primary beneficiary is required to consolidate the VIE for financial reporting purposes.

The Company determined that Nongyuan Network is a VIE because the Company is the primary beneficiary of risks and rewards of this VIE.

The condensed consolidating table below disaggregated the Consolidated Balance Sheets of the Company into FAMI, the VIE and its subsidiaries, the WFOE that is the primary beneficiary of the VIEs and an aggregation of other entities that are consolidated as of September 30, 2022 and 2021.

	As of September 30, 2022
	Other entities	WFOE that is
	that are	the primary	VIE and its		Consolidated
	consolidated	beneficiary	subsidiaries	FAMI	total
Intercompany receivables	$163,676,919	$114,994,912	-	$140,445,311	-
Current assets excluding intercompany receivables	$91,926,232	$33,986	$57,133,125	$4,161,037	$153,254,380
Current assets	$255,603,151	$115,028,898	$57,133,125	$144,606,348	$153,254,380
Investment in subsidiaries	-	$40,424,517	-	-	-
Non-current assets excluding investment in subsidiaries	$10,500,217	$8,484	$19,772	-	$10,528,473
Non-current assets	$10,500,217	$40,433,001	$19,772	-	$10,528,473
Total assets	$266,103,368	$155,461,899	$57,152,897	$144,606,348	$163,782,853
Intercompany payables	$255,440,223	$109,255,668	$54,420,549	$702	-
Current liabilities excluding intercompany payables	$590,393	$226,814	$1,789,357	$5,682,757	$8,289,321
Current liabilities	$256,030,616	$109,482,482	$56,209,906	$5,683,459	$8,289,321
Non-current liabilities	$657,734	$151,707	-	-	$809,441
Total liabilities	$256,688,350	$109,634,189	$56,209,906	$5,683,459	$9,098,762
Total shareholders' equity (net assets)	$9,415,018	$45,827,710	$942,991	$138,922,889	$154,684,091
		As of September 30, 2021
		WFOE
	Other	that is the
	entities	primary
	that are	beneficiary of	VIE and its		Consolidated
	consolidated	the VIE	subsidiaries	FAMI	total
Intercompany receivables	$10,263,832	$16,147,194	$582,137	$134,585,007	$-
Current assets excluding intercompany receivables	$141,332,281	$6,658,940	$6,666,318	$647,997	$155,305,536
Current assets	$151,596,113	$22,806,134	$7,248,455	$135,233,004	$155,305,536
Investment in subsidiaries	$-	$9,016,979	$-	$-	$-
Non-current assets excluding investment in subsidiaries	$10,126,547	$-	$254,818	$-	$10,381,365
Non-current assets	$10,126,547	$9,016,979	$254,818	$-	$10,381,365
Total assets	$161,722,660	$31,823,113	$7,503,273	$135,233,004	$165,686,901
Intercompany payables	$151,314,338	$4,809,089	$3,785,283	$1,669,460	$-
Current liabilities excluding intercompany payables	$1,682,220	$1,415	$2,408,191	$54,600	$4,146,426
Current liabilities	$152,996,558	$4,810,504	$6,193,474	$1,724,060	$4,146,426
Non-current liabilities	$691,808	$-	$56,249	$-	$748,057
Total liabilities	$153,688,366	$4,810,504	$6,249,723	$1,724,060	$4,894,483
Total shareholders’ equity (net assets)	$8,034,294	$27,012,609	$1,253,550	$133,508,944	$160,792,418

The condensed consolidating table below disaggregated the Consolidated Statements of Operations and Comprehensive Income (Loss) of the Company into FAMI, the VIE and its subsidiaries, the WFOE that is the primary beneficiary of the VIEs and an aggregation of other entities that are consolidated for the financial years ended September 30, 2022, 2021 and 2020.

	For the year ended September 30, 2022
	Other entities	WFOE that is
	that are	the primary	VIE and its		Consolidated
	consolidated	beneficiary	subsidiaries	FAMI	total
Revenues	$64,795,082	$9,111,073	$25,307,224	-	$99,213,379
Cost of revenues	(60,272,018)	(9,053,547)	(24,449,728)	-	(93,775,293)
Gross profit	4,523,064	57,526	857,496	-	5,438,086
Operating expenses	(782,009)	(50,344)	(701,516)	(2,961,849)	(4,495,718)
Income (loss) from operations	3,741,055	7,182	155,980	(2,961,849)	942,368
Other income (expenses)	560,497	20,510	213,771	368,466	1,163,244
Income (loss) before income taxes	4,301,552	27,692	369,751	(2,593,383)	2,105,612
Provision for income taxes	114,801	9,182	(5,616)	-	118,367
Net income (loss)	$4,416,353	$36,874	$364,135	(2,593,383)	$2,223,979

	For the financial year ended September 30, 2021
		WFOE
	Other	that is the
	entities	primary
	that are	beneficiary	VIE and its		Consolidated
	consolidated	of the VIE	subsidiaries	FAMI	total
Revenues from continuing operations	$33,068,045	$762,771	$5,459,135	$-	$39,289,951
Cost of revenues from continuing operations	(28,847,801)	(742,933)	(4,589,936)	-	(34,180,670)
Gross profit from continuing operations	4,220,244	19,838	869,199	-	5,109,281
Operating expenses	588,892	(8,940)	(804,851)	(2,031,506)	(2,256,405)
Income (loss) from operations	4,809,136	10,898	64,348	(2,031,506)	2,852,876
Other expenses	(391,819)	(19,990)	(2,033)	(5,673)	(419,515)
Income (loss) before income taxes	4,417,317	(9,092)	62,315	(2,037,179)	2,433,361
Provision for income taxes	(8,085)	-	(17,486)	-	(25,571)
Net income (loss) from continuing operations	$4,409,232	$(9,092)	$44,829	$(2,037,179)	$2,407,790
		For the financial year ended September 30, 2020
		WFOE
	Other	that is the
	entities	primary
	that are	beneficiary	VIE and its		Consolidated
	consolidated	of the VIE	subsidiaries	FAMI	total
Revenues from continuing operations	$23,805,109	$-	$4,558,854	$-	$28,363,963
Cost of revenues from continuing operations	(19,899,410)	-	(3,813,131)	-	(23,712,541)
Gross profit	3,905,699	-	745,723	-	4,651,422
Operating expenses	(921,258)	(6,956)	(853,607)	(602,518)	(2,384,339)
Income (loss) from operations	2,984,441	(6,956)	(107,884)	(602,518)	2,267,083
Other expenses	86,810	(30,215)	327	(1,229,950)	(1,173,028)
Income (loss) before income taxes	3,071,251	(37,171)	(107,557)	(1,832,468)	1,094,055
Provision for income taxes	(10,948)	-	(5,805)	-	(16,753)
Net income (loss) from continuing operations	$3,060,303	$(37,171)	$(113,362)	$(1,832,468)	$1,077,303

The condensed consolidating table below disaggregated the Consolidated Statements of Cash Flows of the Company into FAMI, the VIE and its subsidiaries, the WFOE that is the primary beneficiary of the VIEs and an aggregation of other entities that are consolidated for the financial years ended September 30, 2022, 2021 and 2020.

	For the year ended September 30, 2022
		WFOE
	Other	that is the
	entities	primary	VIE
	that are	beneficiary	and its		Consolidated
	consolidated	of the VIE	subsidiaries	FAMI	total
Net cash (used in) provided by operating activities from continuing operations	$(14,188,275)	$(3,189,440)	$46,404,339	$(8,391,136)	$20,635,488
Net cash provided by (used in) investing activities from continuing operations	1,140,848	2,738,559	(45,870,486)	-	(41,991,079)
Net cash provided by (used in) financing activities from continuing operations	649,782	373,382	(899,449)	11,511,153	11,634,868
Effect of exchange rate changes on cash and restricted cash	(8,345,494)	(5,078)	(13,108)	-	(8,363,680)
Net (decrease) increase in cash and restricted cash	(20,743,139)	(82,577)	(378,704)	3,120,017	(18,084,403)
Cash and restricted cash from continuing operations, beginning of year	183,030	116,447	434,135	522,915	59,251,904
Cash and restricted cash from continuing operations, end of year	$(20,560,109)	$33,870	$55,431	$4,057,179	$41,167,501

	For the financial year ended September 30, 2021

		WFOE
	Other	that is the
	entities	primary
	that are	beneficiary of	VIE and its		Consolidated
	consolidated	the VIE	subsidiaries	FAMI	total
Net cash provided by (used in) operating activities
from continuing operations	$67,709,967	$3,246,067	$(338,559)	$(123,848,583)	$(53,231,108)
Net cash used in investing activities from continuing
operations	(9,353,935)	(2,772,430)	(1,363)	-	(12,127,728)
Net cash provided by (used in) financing activities
from continuing operations	144,197	(616,095)	(1,232,191)	124,369,377	122,665,288
Effect of exchange rate changes on cash and
restricted cash	(506,653)	258,485	94,714	-	(153,454)
Net increase (decrease) in cash and restricted cash	57,993,576	116,027	(1,477,399)	520,794	57,152,998
Cash and restricted cash from continuing operations,
beginning of year	183,030	420	1,913,335	2,121	2,098,906
Cash and restricted cash from continuing operations,	$58,176,606	$116,447	$435,936	$522,915	$59,251,904
end of year

	For the financial year ended September 30, 2020

		WFOE
	Other	that is the
	entities	primary
	that are	beneficiary of	VIE and its		Consolidated
	consolidated	the VIE	subsidiaries	FAMI	total
Net cash provided by (used in) operating activities from
continuing operations	$57,809	$(560,411)	$(1,629,913)	$304,897	$(1,827,618)
Net cash used in investing activities from continuing operations	-	-	(82,195)	-	(82,195)
Net cash provided by (used in) financing activities from
continuing operations	10,437	560,358	3,567,505	(938,071)	3,200,229
Effect of exchange rate changes on cash and restricted cash	15,087	19	56,006	-	71,112
Net increase (decrease) in cash and restricted cash	83,333	(34)	1,911,403	(633,174)	1,361,528
Cash and restricted cash from continuing operations, beginning
of year	99,697	454	1,932	635,295	737,378
Cash and restricted cash from continuing operations, end of year	$183,030	$420	$1,913,335	$2,121	$2,098,906

Cash is transferred within the Company through the banking system in PRC. Under the VIE agreements, the Company intends to distribute 95% of VIE’s earnings after eliminating VIE’s accumulated losses and making appropriation of VIE’s after-tax net income into the statutory surplus reserve based on at least 10% of the after-tax net income determined in accordance with generally accepted accounting principles of the PRC. When there are retained earnings available for distribution, the distribution of VIE’s earnings will be through payment of service fees to Farmmi Agricultural, such service fee is subject to 6% value-added sales tax, other taxes of 12% which calculation is based on 6% value-added taxes and Farmmi Agricultural is subject to corporate income tax up to 25% for its net income. Under the VIE agreements, when there is a change of shareholder in VIE, amount owed by VIE to the Company should be first settled. The condensed consolidating table below quantified the transfer between FAMI, its subsidiaries, VIE and its subsidiaries, WFOE that is the primary beneficiary of the VIE and the investors for the years ended September 30, 2022, 2021 and 2020, respectively. These transfers were mainly for the purpose of providing working capital between FAMI, its subsidiaries, VIE and its subsidiaries and WFOE that is the primary beneficiary of the VIE.

	For the year ended September 30, 2022
	Transfer to
		WFOE that
		is the		Other
		primary	VIE	entities
		beneficiary	and its	that are
Transfer from	FAMI	of the VIE	subsidiaries	consolidated	Investors
FAMI		$1,217,137	-	$913,005	-
WFOE that is the primary beneficiary of the VIE	-		$14,594,586	$19,188,742	-
VIE and its subsidiaries	-	$6,394,084		$15,293,176	-
Other entities that are consolidated	$984,655	$26,961,378	$14,744,568		-

	For the year ended September 30, 2021
	Transfer to
		WFOE that
		is the		Other
		primary	VIE	entities
		beneficiary	and its	that are
Transfer from	FAMI	of the VIE	subsidiaries	consolidated	Investors
FAMI		$-	$45,500	$124,670,237	$-
WFOE that is the primary beneficiary of the VIE	$1,668,758		$-	$38,204,550	$-
VIE and its subsidiaries	$-	$-		$1,601,406	$-
Other entities that are consolidated	$319,981	$24,075,199	$5,624,880		$-
	For the year ended September 30, 2020
	Transfer to
		WFOE that
		is the		Other
		primary	VIE	entities
		beneficiary	and its	that are
Transfer from	FAMI	of the VIE	subsidiaries	consolidated	Investors
FAMI		$-	$-	$400,960	$-
WFOE that is the primary beneficiary of the VIE	$-		$-	$1,812,810	$-
VIE and its subsidiaries	$-	$-		$2,199,053	$-
Other entities that are consolidated	$394,742	$1,832,576	$770,216		$-

Use of Estimates

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting year. Significant items subject to such estimates and assumptions include allowance for doubtful accounts and advances to suppliers, the valuation of inventories, the useful lives of property, plant and equipment, the valuation of beneficial conversion feature of the convertible notes, valuation of the warrants and the valuation of deferred tax assets.

Cash

Cash includes currency on hand and deposits held by banks that can be added or withdrawn without limitation. All cash balances are in bank accounts in PRC. Cash maintained in banks within the People’s Republic of China of less than RMB0.5 million (equivalent to $70,289) per bank are covered by "deposit insurance regulation" promulgated by the State Council of the People’s Republic of China.

Restricted Cash

The Company adopted Accounting Standards Update (“ASU”) No. 2016-18, Statement of Cash Flows: Restricted Cash on October 1, 2018. This ASU applies to all entities that have restricted cash or restricted cash equivalents to be presented in the statement of cash flows under ASC Topic 230. As of September 30, 2022 and 2021, the Company had restricted cash of nil and nil, respectively.

Short-term deposit

Short-term deposit relates to fixed terms cash deposits with financial institutions with original maturities of more than three months and less than a year. As of September 30, 2022 and 2021, the Company had short-term deposit of $35,144,444 and $2,793,556, earning interest at 2.05% and 2% per annum with one year maturity on October 15, 2022 and March 23, 2022, respectively.

Accounts Receivable, net

Accounts receivable are presented net of an allowance for doubtful accounts. The Company maintains an allowance for doubtful accounts for estimated losses. The Company reviews its accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, customer’s payment history, its current credit-worthiness and current economic trends. Accounts are written off after efforts at collection prove unsuccessful. As of September 30, 2022 and 2021, allowance for doubtful accounts was $7,249 and $8,094, respectively.

Advances to Suppliers, net

Advances to suppliers represent prepayments made to ensure continuous high-quality supplies and favorable purchase prices for premium quality. These advances are directly related to the purchases of raw materials used to fulfill sales orders. The Company is required from time to time to make cash advances when placing its purchase orders. These advances are settled upon suppliers delivering raw materials to the Company when the transfer of ownership occurs. The Company reviews its advances to suppliers on a periodic basis and makes general and specific allowances when there is doubt as to the ability of a supplier to provide supplies to the Company or refund an advance. As of September 30, 2022 and 2021, allowance for doubtful accounts was $3,258 and nil, respectively.

Inventory, net

The Company values its inventories at the lower of cost, determined on a weighted average basis, or net realizable value. The Company reviews its inventories periodically to determine if any reserves are necessary for potential obsolescence or if the carrying value exceeds net realizable value. The Company recorded inventory reserve of $49,652 and nil as of September 30, 2022 and 2021, respectively.

Biological assets

Biological assets mainly consist of bamboo forests managed for future bamboo harvest and sales, of which the Company owned 82 forest right certificates with expiry dates ranging from December 30, 2026 to December 9, 2070 and with an area of 9.6 km2. The forest types are mixed mature forests which can be harvested for commercial purposes. The forests mainly consist of bamboo, fir trees and other trees. Biological assets are initially measured at cost and subsequently amortized on a straight-line basis over its estimated useful lives.

Amortization expense was $218,317 for the year ended September 30, 2022.

Property, Plant and Equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation. The cost of an asset comprises its purchase price and any directly attributable costs of bringing the asset to its present working condition and location for its intended use.

Depreciation is computed on a straight-line basis over the estimated useful lives of the related assets. The estimated useful lives for significant property and equipment are as follows:

Plant, machinery and equipment	5 - 10 years
Transportation equipment	4 years
Office equipment	3 - 5 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized.

Intangible Assets, net

Intangible assets consist primarily of purchased software. Intangible assets are stated at cost less accumulated amortization, which are amortized using the straight-line method with the estimated useful lives of three years.

Amortization expenses were $31,984, $46,085 and $42,758 for the years ended September 30, 2022, 2021 and 2020, respectively.

Estimated amortization expenses of the existing intangible assets for the next five years are $6,748, nil, nil, nil and nil for the years ending September 30, 2023, 2024, 2025, 2026 and 2027, respectively.

Impairment of Long-lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. No impairment of long-lived assets was recognized for fiscal years ended September 30, 2022, 2021 and 2020.

Revenue Recognition

The Company follows ASU 2014-09 Revenue from Contracts with Customers (“ASC Topic 606”). In accordance with ASC 606, to determine revenue recognition for contracts with customers, the Company performs the following five steps: (i) identify the contract(s) with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation .

The Company recognizes revenue when it transfers its goods and services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange. All of the Company’s contracts have a single performance obligation satisfied at a point in time and the transaction price is stated in the contract, usually as a price per ton.

The Company’s contract liabilities primarily include advance from customers. As of September 30, 2022 and 2021, the contract liabilities are $637,165 and $12,177, respectively, and included in other current liabilities on the consolidated balance sheets. For fiscal years ended September 30, 2022, 2021 and 2020, there was no revenue recognized from performance obligations related to prior periods.

Refer to Note 16 - Segment reporting for details of revenue segregation.

Cost of Revenues

Cost of revenues includes cost of raw materials purchased, inbound freight cost, cost of direct labor, depreciation expense and other overhead. Write-down of inventory for lower of cost or net realizable value adjustments is also recorded in cost of revenues.

Earnings (loss) per share

The Company computes earnings (loss) per share (“EPS”) in accordance with ASC 260, Earnings per Share (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income (loss) divided by the weighted average common shares outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

The component of basic and diluted EPS were as follows:

Year Ended September 30,	2022	2021	2020
Net income (loss) available for ordinary shareholders (A)	$2,223,979	$2,356,438	$813,455
- continuing operations	$2,223,979	$2,407,790	$1,077,302
- discontinued operations	-	$(51,352)	$(263,847)

Weighted average outstanding ordinary shares (B)
- basic	23,247,874	4,113,700	649,794
- diluted	23,247,874	4,178,208	649,794

Earnings (loss) per ordinary share - basic (A/B)	$0.10	$0.57	$1.25
- Continuing operations	$0.10	$0.59	$1.66
- Discontinued operations	$-	$(0.01)	$(0.41)

Earnings (loss) per ordinary share - diluted (A/B)	$0.10	$0.56	$1.25
- Continuing operations	$0.10	$0.58	$1.66
- Discontinued operations	-	$(0.01)	$(0.41)

____________

1. On May 31, 2022, the Company consolidated its ordinary shares at the ratio of one-for-twenty-five. The weighted average number of basic ordinary shares had been retrospectively adjusted from 102,842,495 to 4,113,700 for the year ended September 30, 2021 and from 16,244,856 to 649,794 for the year ended September 30, 2020. The weighted average number of diluted ordinary shares had been retrospectively adjusted from 104,455,189 to 4,178,208 for the year ended September 30, 2021. As a result, the basic and diluted earnings per ordinary share had been retrospectively adjusted from $0.02 to $0.57 and from $0.02 to $0.56 for the year ended September 30, 2021. The basic and diluted earnings per ordinary share had been retrospectively adjusted from $0.05 to $1.25 for the year ended September 30, 2020. The basic and diluted earnings per ordinary share for continuing operations had been retrospectively adjusted from $0.02 to $0.59 and from $0.02 to $0.58 for the year ended September 30, 2021, respectively. For the year ended September 30, 2020, the basic and diluted earnings per ordinary share for continuing operations had been retrospectively adjusted from $0.07 to $1.66. For discontinued operations, the basic and diluted loss per ordinary share had been retrospectively adjusted from ($0.00) to ($0.01) and from ($0.02) to ($0.41) for the years ended September 30, 2021 and 2020, respectively.

Fair Value of Financial Instruments

The FASB ASC Topic 820, Fair Value Measurements, defines fair value, establishes a three-level valuation hierarchy for fair value measurements and enhances disclosure requirements.

The three levels are defined as follows:

Level 1 - Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

Level 3 - Inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments including cash, restricted cash, accounts receivable, advances to suppliers, other current assets, accounts payable, due to related parties, operating lease liabilities -current, other current liabilities, short-term bank loans and bank acceptance notes payable approximate their recorded values due to their short-term maturities. The fair value of longer term long-term bank loan and operating lease liabilities approximate their recorded values as their stated interest rates approximate the rates currently available.

Beneficial Conversion Feature

The Company evaluates the conversion feature to determine whether it was beneficial as described in ASC 470-20. The intrinsic value of a beneficial conversion feature inherent to a convertible note payable, which is not bifurcated and accounted for separately from the convertible notes payable and may not be settled in cash upon conversion, is treated as a discount to the convertible notes payable. This discount is amortized over the period from the date of issuance to the date the notes is due using the effective interest method. If the notes payable is retired prior to the end of their contractual term, the unamortized discount is expensed in the period of retirement to interest expense. In general, the beneficial conversion feature is measured by comparing the effective conversion price, after considering the relative fair value of detachable instruments included in the financing transaction, if any, to the fair value of the shares of common stock at the commitment date to be received upon conversion.

Debt Issuance Costs and Debt Discounts

The Company may record debt issuance costs and/or debt discounts in connection with raising funds through the issuance of debt. These costs may be paid in the form of cash, or equity (such as warrants). These costs are amortized to interest expense through the maturity of the debt. If a conversion of the underlying debt occurs prior to maturity a proportionate share of the unamortized amounts is immediately expensed.

Fair value of the embedded derivatives in the convertible promissory notes

The convertible promissory notes consisted of a liability component (“financial liability”) and an embedded derivative conversion feature (“derivative liability”). The net proceeds of these convertible promissory notes were first allocated to the fair value of the derivative liability. Subsequent changes in fair value of the derivative liability were recorded in other income.

The Company measures the fair value of the embedded derivative by reference to the fair value on the issuance date and maturity date of the convertible promissory notes and revalues them at each reporting date. In determining the fair value of the embedded derivatives, the Company used the Black-Scholes option pricing model with the following assumptions: average volatility rate; market price at the reporting date; risk-free interest rate; and the remaining life of the embedded derivatives. The inputs used in the Black-Scholes model are taken from observable markets. Changes to assumptions used can affect the amounts recognized in the consolidated financial statements.

Concentrations of Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash, accounts receivable and advances to suppliers. As of September 30, 2022 and 2021, $76,308,051 and $3,985,359 of the Company’s cash is maintained in banks within the People’s Republic of China of which deposits of RMB0.5 million (equivalent to $70,289) per bank are covered by “deposit insurance regulation” promulgated by the State Council of the People’s Republic of China. The Company has not experienced any losses in such accounts. A significant portion of the Company’s sales are credit sales primarily to customers whose ability to pay is dependent upon the industry economics prevailing in these areas. The Company also makes cash advances to certain suppliers to ensure the stable supply of key raw materials. The Company performs ongoing credit evaluations of its customers and key suppliers to help further reduce credit risk.

Comprehensive Income (loss)

Comprehensive income (loss) consists of two components, net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) refers to revenue, expenses, gains and losses that under U.S. GAAP are recorded as an element of stockholders’ equity but are excluded from net income (loss). Other comprehensive income (loss) consists of foreign currency translation adjustment from the Company not using the U.S. dollar as its functional currency.

Leases

The Company adopted ASU 2016-02, Leases on October 1, 2019 and used the alternative transition approach which permits the effects of adoption to be applied at the effective date. The new standard provides a number of optional practical expedients in transition. The Company elected the “package of practical expedients”, which permits the Company not to reassess under the new standard our prior conclusions about lease identification, lease classification and initial direct costs. The Company also elected the short-term lease exemption and combining the lease and non-lease components practical expedients. The Company has not elected the practical expedient to use hindsight to determine the lease term for its leases at transition. The most significant impact upon adoption relates to the recognition of new Right-of-use (“ROU”) assets and lease liabilities on the Company’s consolidated balance sheets for office space operating leases.

Foreign Currency Translation

The Company’s financial information is presented in U.S. dollars (“USD”). The functional currency of the Company is the Chinese Yuan Renminbi (“RMB”), the currency of PRC. Any transactions which are denominated in currencies other than RMB are translated into RMB at the exchange rate quoted by the People’s Bank of China prevailing at the dates of the transactions, and exchange gains and losses are included in the statements of operations as foreign currency transaction gain or loss. The consolidated financial statements of the Company have been translated into U.S. dollars in accordance with ASC 830, Foreign Currency Matters. The financial information is first prepared in RMB and then translated into U.S. dollars at period-end exchange rates for assets and liabilities and average exchange rates for revenue and expenses. Capital accounts are translated at their historical exchange rates when the capital transactions occurred. The effects of foreign currency translation adjustments are included as a component of accumulated other comprehensive income (loss) in stockholders’ equity. Cash flows from the Company’s operations are calculated based upon the local currencies using the average translation rate. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

The exchange rates in effect as of September 30, 2022 and 2021 were RMB1 for $0.1406 and $0.1552, respectively. The average exchange rates for the years ended September 30, 2022, 2021 and 2020 were RMB1 for $0.1521, $0.1540 and $0.1427, respectively.

Shipping and Handling Expenses

All shipping and handling costs are expensed as incurred and included in selling expenses. Total shipping and handling expenses were $244,490, $235,956 and $202,171 for the years ended September 30, 2022, 2021 and 2020, respectively.

Value Added Tax

The Company is generally subject to the value added tax (“VAT”) for selling merchandise, except for FLS Mushroom. Before May 1, 2018, the applicable VAT rate was 13% or 17% (depending on the type of goods involved) for products sold in PRC. After May 1, 2018, the Company is subject to a tax rate of 12% or 16%, and after April 1, 2019, the tax rate was further reduced to 9% or 13% based on the new Chinese tax law. Pursuant to approval issued by the State Administration of Taxation, FLS Mushroom’s and Nongyuan Network’s major operation can be classified as agriculture products and its revenue is exempt from VAT. The amount of VAT liability is determined by applying the applicable tax rate to the invoiced amount of goods sold (output VAT) less VAT paid on purchases made with the relevant supporting invoices (input VAT). Under the commercial practice of PRC, the Company pays VAT based on tax invoices issued. The tax invoices may be issued subsequent to the date on which revenue is recognized, and there may be a considerable delay between the date on which the revenue is recognized and the date on which the tax invoice is issued. In the event the PRC tax authorities dispute the date on which revenue is recognized for tax purposes, the PRC tax authorities have the right to assess a penalty based on the amount of taxes which is determined to be late or deficient, with any penalty being expensed in the period when a determination is made by the tax authorities that a penalty is due. During the reporting periods, the Company had no dispute with PRC tax authorities and there was no tax penalty incurred.

Income Taxes

The Company is subject to the income tax laws of the PRC and a subsidiary in Canada is subject to income tax laws of Canada. No taxable income was generated outside the PRC for the years ended September 30, 2021 and 2020. The Company accounts for income taxes in accordance with ASC 740, Income Taxes. ASC 740 requires an asset and liability approach for financial accounting and reporting for income taxes and allows recognition and measurement of deferred tax assets based upon the likelihood of realization of tax benefits in future years. Under the asset and liability approach, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Company is able to realize their benefits, or not be deductible in the future.

ASC 740-10-25 prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. It also provides guidance on the recognition of income tax assets and liabilities, classification accounting for interest and penalties associated with tax positions, years open for tax examination, accounting for income taxes in interim periods and income tax disclosures. There were no material uncertain tax positions as of September 30, 2022 and 2021. As of September 30, 2022, the tax years ended December 31, 2015 through December 31, 2021 for the Company’s subsidiaries remain open for statutory examination by PRC and Canada tax authorities.

Statement of Cash Flows

In accordance with ASC 230, Statement of Cash Flows, cash flows from the Company’s operations are formulated based upon the local currencies. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Risks and Uncertainties

The operations of the Company are located in PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by the political, economic, and legal environments in PRC, in addition to the general state of the PRC economy. The Company’s results may be adversely affected by changes in the political and social conditions in PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

The Company’s sales, purchases and expense transactions are denominated in RMB, and a substantial part of the Company’s assets and liabilities are also denominated in RMB. RMB is not freely convertible into foreign currencies under the current law. In China, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China, the central bank of China. Remittances in currencies other than RMB may require certain supporting documentation in order to effect the remittance.

The Company’s operating entities in PRC do not carry any business interruption insurance, product liability insurance or any other insurance policy except for a limited property insurance policy. As a result, the Company may incur uninsured losses, increasing the possibility that investors would lose their entire investment in the Company.

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Company’s operations.

In December 2019, a novel strain of coronavirus (“COVID-19”) was identified in Wuhan, China. On March 11, 2020, the World Health Organization declared COVID-19 a pandemic-the first pandemic caused by a coronavirus. The outbreak has reached more than 160 countries, resulting in the implementation of significant governmental measures, including lockdowns, closures, quarantines, and travel bans, intended to control the spread of the virus. The Chinese government has ordered quarantines, travel restrictions, and the temporary closure of stores and facilities. Companies are also taking precautions, such as requiring employees to work remotely, imposing travel restrictions and temporarily closing businesses.

Because of the shelter-in-place orders and travel restrictions mandated by the Chinese government, the production and sales activities of the Company temporarily suspended during the end of January and February 2020, which adversely impacted the Company’s production and sales during that period. Although the production and sales have resumed at the end of March 2020, if COVID-19 further impacts its production and sales, the Company’s financial condition, results of operations, and cash flows could continue to be adversely affected.

Consequently, the COVID-19 outbreak has adversely affected the Company’s business operations and condition and operating results for 2020, including but not limited to material negative impact on its total revenue, slower collection of accounts receivable and accrued allowance for bad debt, slower utilization of advances to suppliers and accrued allowance, and inventory allowance. The COVID-19 impact on the Company’s business operations and operating results for fiscal 2022 appears to be minimal and appears to be temporary. The Company will continue to monitor and modify the operating strategies.

Recent Accounting Pronouncements

The Company considers the applicability and impact of all ASUs. Management periodically reviews new accounting standards that are issued.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. ASU 2016-13 was subsequently amended by ASU 2018-19, Codification Improvements to Topic 326, Financial Instruments - Credit Losses, ASU 2019-04 Codification Improvements to Topic 326, Financial Instruments - Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments, and ASU 2019-05, Targeted Transition Relief. For public entities, ASU 2016-13 and its amendments is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. For all other entities, this guidance and its amendments will be effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. As an emerging growth company, the Company plans to adopt this guidance effective October 1, 2023. The Company is currently evaluating the impact of its pending adoption of ASU 2016-13 on its consolidated financial statements but does not expect this guidance will have a material impact on its consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (ASU 2020-06). The amendments in ASU 2020-06 simplify the accounting for convertible instruments by removing major separation models and removing certain settlement condition qualifiers for the derivatives scope exception for contracts in an entity’s own equity, and simplify the related diluted net income per share calculation for both Subtopics. ASU 2020-06 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, for smaller reporting companies, as defined by the SEC. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company is evaluating the impact of this ASU on its consolidated financial statements and disclosures.